INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	2020	2019
Current tax expense	$—	$113
	2020	2019
Income (loss) for the year before income taxes	$(59,932)	$(44,554)
Statutory tax rate	27%	27%

Recovery of income taxes computed at statutory rates	(16,182)	(12,030)
Share based payments	734	1,248
Mexican inflationary adjustments	47	105
Differing effective tax rate on loss in foreign jurisdiction	(1,594)	(1,213)
Impact of share issuance costs	(404)	(1,363)
Unrecognized deferred tax assets	17,010	11,524
Impact of foreign exchange and other	389	1,842
Total income tax expense (recovery)	$—	$113

Disclosure of detailed information about deferred taxes [Table Text Block]
	2020	2019
Deferred income tax assets
Non-capital losses	$—	$106
Financing fees	229	—
	229	106

Deferred income tax liabilities
Mineral property, plant, and equipment	(90)	(106)
Debt	(139)	—
	(229)	(106)
Net deferred income tax liability	$—	$—

Disclosure of detailed information about deductible temporary differences for which no deferred tax assets have been recognized [Table Text Block]
	2020	2019
Non-capital losses	$12,207	$3,233
Mineral property, plant and equipment	22,085	15,056
Financing fees	1,377	1,386
Other	1,124	108
Unrecognized deferred tax assets	(36,793)	(19,783)
Total	$—	$—